Interest-Bearing Borrowings (Details) - Schedule of other borrowings - CNY (¥)		9 Months Ended
		Sep. 30, 2022	Dec. 31, 2021
Short-term:
Other borrowings		¥ 7,594,325,089	¥ 8,041,892,080
Investors of Consolidated VIEs [Member] | Short-Term [Member]
Short-term:
Term		Less than 1 year
Other borrowings	[1]	¥ 5,328,338,540	4,654,388,213
Investors of Consolidated VIEs [Member] | Short-Term [Member] | Minimum [Member]
Short-term:
Fixed interest rate per annum		6.30%
Investors of Consolidated VIEs [Member] | Short-Term [Member] | Maximum [Member]
Short-term:
Fixed interest rate per annum		10.50%
Investors of Consolidated VIEs [Member] | Long-Term [Member]
Short-term:
Term		Within 5 years
Other borrowings	[1]	¥ 2,210,471,212	3,330,334,482
Investors of Consolidated VIEs [Member] | Long-Term [Member] | Minimum [Member]
Short-term:
Fixed interest rate per annum		7.00%
Investors of Consolidated VIEs [Member] | Long-Term [Member] | Maximum [Member]
Short-term:
Fixed interest rate per annum		11.50%
Investors of Consolidated VIEs [Member] | Interest Payable To [Member]
Short-term:
Other borrowings	[1]	¥ 55,515,337	¥ 57,169,385

[1]	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payable in these unaudited condensed consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds. As of September 30, 2022, the borrowings from VIEs have principal RMB7,594,325,089, bearing interests from 6.3% to 11.5% per year.